Regulatory Matters Regulatory Assets and Regulatory Liabilities (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Schedule of Regulatory Assets and Liabilities [Line Items]
Securitized regulatory assets	$ 788	$ 1,059
Unrecognized equity return (2)	(168)	(213)
Unamortized loss on reacquired debt (3)	62	68
Non-current regulatory assets	2,117	1,967
Total regulatory assets	2,129	2,044
Non-current regulatory liabilities	3,474	2,525
Total regulatory liabilities	3,521	2,563
Total regulatory assets and liabilities, net	(1,392)	(519)
Amount of allowed equity return on the true-up balance that was recognized in the period	45	74	$ 42
Prepaid Expenses and Other Current Assets [Member]
Schedule of Regulatory Assets and Liabilities [Line Items]
Current regulatory assets (1)	12	77
Other Current Liabilities [Member]
Schedule of Regulatory Assets and Liabilities [Line Items]
Current regulatory liabilities (6)	47	38
Amounts related to TCJA [Member]
Schedule of Regulatory Assets and Liabilities [Line Items]
Non-current regulatory liabilities	1,582	1,323
Removal Costs [Member]
Schedule of Regulatory Assets and Liabilities [Line Items]
Non-current regulatory liabilities	1,429	886
Other Regulatory Assets (Liabilities) [Member]
Schedule of Regulatory Assets and Liabilities [Line Items]
Non-current regulatory liabilities	463	316
Pension and Other Postretirement Plans Costs [Member]
Schedule of Regulatory Assets and Liabilities [Line Items]
Non-current regulatory assets	637	725
Amounts related to TCJA [Member]
Schedule of Regulatory Assets and Liabilities [Line Items]
Non-current regulatory assets	30	33
Asset Retirement Obligation Costs [Member]
Schedule of Regulatory Assets and Liabilities [Line Items]
Non-current regulatory assets	131	109
Other Regulatory Assets (Liabilities) [Member]
Schedule of Regulatory Assets and Liabilities [Line Items]
Non-current regulatory assets	422	37
Remaining amounts of regulatory assets for which no return on investment during recovery period is provided	147	81
Hurricane Harvey [Member]
Schedule of Regulatory Assets and Liabilities [Line Items]
Non-current regulatory assets	68	68
CenterPoint Energy Houston Electric, LLC
Schedule of Regulatory Assets and Liabilities [Line Items]
Securitized regulatory assets	788	1,059
Unrecognized equity return (2)	(168)	(213)
Unamortized loss on reacquired debt (3)	62	68
Non-current regulatory assets	915	1,124
Total regulatory assets	915	1,124
Non-current regulatory liabilities	1,288	1,298
Total regulatory liabilities	1,288	1,315
Total regulatory assets and liabilities, net	(373)	(191)
Amount of allowed equity return on the true-up balance that was recognized in the period	45	74	$ 42
CenterPoint Energy Houston Electric, LLC | Prepaid Expenses and Other Current Assets [Member]
Schedule of Regulatory Assets and Liabilities [Line Items]
Current regulatory assets (1)	0	0
CenterPoint Energy Houston Electric, LLC | Other Current Liabilities [Member]
Schedule of Regulatory Assets and Liabilities [Line Items]
Current regulatory liabilities (6)	0	17
CenterPoint Energy Houston Electric, LLC | Amounts related to TCJA [Member]
Schedule of Regulatory Assets and Liabilities [Line Items]
Non-current regulatory liabilities	821	847
CenterPoint Energy Houston Electric, LLC | Removal Costs [Member]
Schedule of Regulatory Assets and Liabilities [Line Items]
Non-current regulatory liabilities	244	269
CenterPoint Energy Houston Electric, LLC | Other Regulatory Assets (Liabilities) [Member]
Schedule of Regulatory Assets and Liabilities [Line Items]
Non-current regulatory liabilities	223	182
CenterPoint Energy Houston Electric, LLC | Pension and Other Postretirement Plans Costs [Member]
Schedule of Regulatory Assets and Liabilities [Line Items]
Non-current regulatory assets	34	33
CenterPoint Energy Houston Electric, LLC | Amounts related to TCJA [Member]
Schedule of Regulatory Assets and Liabilities [Line Items]
Non-current regulatory assets	23	23
CenterPoint Energy Houston Electric, LLC | Asset Retirement Obligation Costs [Member]
Schedule of Regulatory Assets and Liabilities [Line Items]
Non-current regulatory assets	26	24
CenterPoint Energy Houston Electric, LLC | Other Regulatory Assets (Liabilities) [Member]
Schedule of Regulatory Assets and Liabilities [Line Items]
Non-current regulatory assets	29	11
Remaining amounts of regulatory assets for which no return on investment during recovery period is provided	57	55
CenterPoint Energy Houston Electric, LLC | Hurricane Harvey [Member]
Schedule of Regulatory Assets and Liabilities [Line Items]
Non-current regulatory assets	64	64
CenterPoint Energy Resources Corp.
Schedule of Regulatory Assets and Liabilities [Line Items]
Securitized regulatory assets	0	0
Unrecognized equity return (2)	0	0
Unamortized loss on reacquired debt (3)	0	0
Non-current regulatory assets	191	181
Total regulatory assets	203	258
Non-current regulatory liabilities	1,219	1,227
Total regulatory liabilities	1,266	1,248
Total regulatory assets and liabilities, net	(1,063)	(990)
CenterPoint Energy Resources Corp. | Prepaid Expenses and Other Current Assets [Member]
Schedule of Regulatory Assets and Liabilities [Line Items]
Current regulatory assets (1)	12	77
CenterPoint Energy Resources Corp. | Other Current Liabilities [Member]
Schedule of Regulatory Assets and Liabilities [Line Items]
Current regulatory liabilities (6)	47	21
CenterPoint Energy Resources Corp. | Amounts related to TCJA [Member]
Schedule of Regulatory Assets and Liabilities [Line Items]
Non-current regulatory liabilities	442	476
CenterPoint Energy Resources Corp. | Removal Costs [Member]
Schedule of Regulatory Assets and Liabilities [Line Items]
Non-current regulatory liabilities	637	617
CenterPoint Energy Resources Corp. | Other Regulatory Assets (Liabilities) [Member]
Schedule of Regulatory Assets and Liabilities [Line Items]
Non-current regulatory liabilities	140	134
CenterPoint Energy Resources Corp. | Pension and Other Postretirement Plans Costs [Member]
Schedule of Regulatory Assets and Liabilities [Line Items]
Non-current regulatory assets	22	30
CenterPoint Energy Resources Corp. | Amounts related to TCJA [Member]
Schedule of Regulatory Assets and Liabilities [Line Items]
Non-current regulatory assets	7	10
CenterPoint Energy Resources Corp. | Asset Retirement Obligation Costs [Member]
Schedule of Regulatory Assets and Liabilities [Line Items]
Non-current regulatory assets	94	85
CenterPoint Energy Resources Corp. | Other Regulatory Assets (Liabilities) [Member]
Schedule of Regulatory Assets and Liabilities [Line Items]
Non-current regulatory assets	16	26
Remaining amounts of regulatory assets for which no return on investment during recovery period is provided	48	26
CenterPoint Energy Resources Corp. | Hurricane Harvey [Member]
Schedule of Regulatory Assets and Liabilities [Line Items]
Non-current regulatory assets	$ 4	$ 4